**FORM D**

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

# FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

[redacted]

03027071

| SEC Use Only | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

RECD S.E.C.
JUL 21 2003
1086

1255700

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
**WildOak Apartments Acquisitions, LLC - $10,000,000 Offering**

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

SEC MAIL RECEIVED PROCESSING SECTION
JUL 21 2003
WASH. D.C. 181

## A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
**WildOak Apartments Acquisitions, LLC**

Address of Executive Offices (Number of Street, City, State, Zip Code)
**c/o MacWest Capital Corp.**
**709 E. Colorado Boulevard, Suite 110, Pasadena, CA 91101**

Telephone number (including area code)
**(626) 796-8700**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)
Telephone number (including area code)

Brief Description of Business
**Ownership and management of WildOak Apartments, a Missouri apartment complex**

Type of Business Organization
☐ corporation
☐ business trust
☐ limited partnership, already formed
☐ limited partnership, to be formed
☒ other (please specify)
**Limited Liability Company**

PROCESSED
JUL 22 2003
THOMSON FINANCIAL

| | Month | Year | | |
|---|---|---|---|---|
| Actual or Estimated Date of Incorporation or Organization: | 0 5 | 0 3 | ☒ Actual | ☐ Estimated |

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) M O

GENERAL INSTRUCTIONS

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501, et seq., or 15 U.S.C. 77d(6).

*When To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where To File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

**Failure to file notice in the appropriate state will not result in loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated upon the filing of a federal notice.**

***Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.***

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each benefiticial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Luke V. McCarthy**

Business or Residence Address (Number and Street, City, State, Zip Code)
**709 E. Colorado Boulevard, Suite 110, Pasadena, California 91101**

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Michael W. Palmer**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Real Property Systems, Inc., 12402 Industrial Boulevard, Suite B-2, Victorville, California 92392**

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Evergreen Development, LLC**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o MacWest Capital Corp., 709 E. Colorado Boulevard, Suite 110, Pasadena, CA 91101**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE. | ☐ | ☒ |
| 2. | What is the minimum investment that will be accepted from any individual? | $ 450,000 | |
| | | Yes | No |
| 3. | Does the offering permit joint ownership of a single unit? | ☒ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
**NNN Capital Corp.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1551 N. Tustin Avenue, Suite 650, Santa Ana, California 92705**

Name of Associated Broker or Dealer
**NNN Capital Corp.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID] |
| [IL] XX | [IN] | [IA] XX | [KS] XX | [KY] XX | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] | [MN] XX | [MS] XX | [MO] XX |
| [MT] | [NE] XX | [NV] XX | [NH] XX | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] XX | [SC] XX | [SD] XX | [TN] XX | [TX] XX | [UT] XX | [VT] | [VA] XX | [WA] XX | [WV] XX | [WI] XX | [WY] XX | [PR] |

Full Name (Last name first, if individual)
**Sentra Securities Corporation**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2355 Northside Drive, Suite 200, San Diego, California 92108**

Name of Associated Broker or Dealer
**Sentra Securities Corporation**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] XX | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID]XX |
| [IL]XX | [IN] XX | [IA] XX | [KS] XX | [KY] XX | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] XX | [NV] XX | [NH] XX | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] XX | [SC] XX | [SD] XX | [TN] XX | [TX] XX | [UT] XX | [VT] XX | [VA] XX | [WA] XX | [WV] XX | [WI] XX | [WY] XX | [PR] |

Full Name (Last name first, if individual)
**Foothill Securities, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1674 North Shoreline Boulevard, Suite 120, Mountainview, California 94043-1374**

Name of Associated Broker or Dealer
**Foothill Securities, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] XX | [AR] | [CA] XX | [CO] XX | [CT] XX | [DE] | [DC] | [FL] XX | [GA] XX | [HI] XX | [ID] XX |
| [IL] XX | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] XX | [MA] | [MI] XX | [MN] | [MS] | [MO] |
| [MT] XX | [NE] | [NV] XX | [NH] XX | [NJ] | [NM] XX | [NY] | [NC] | [ND] | [OH] XX | [OK] | [OR] XX | [PA] XX |
| [RI] | [SC] | [SD] | [TN] | [TX] XX | [UT] XX | [VT] | [VA] XX | [WA] XX | [WV] | [WI] | [WY] | [PR] |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE. | ☐ | ☒ |
| 2. | What is the minimum investment that will be accepted from any individual? | $ 450,000 | |
| | | Yes | No |
| 3. | Does the offering permit joint ownership of a single unit? | ☒ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
**Omni Brokerage, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**10542 South Jordan Gateway, Suite 330, Salt Lake City, Utah 84095**

Name of Associated Broker or Dealer
**Omni Brokerage, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] XX | [AR] | [CA] XX | [CO] | [CT] XX | [DE] | [DC] | [FL] XX | [GA] XX | [HI] | [ID] X |
| [IL] XX | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] XX | [MI] XX | [MN] XX | [MS] | [MO] XX |
| [MT] XX | [NE] | [NV] XX | [NH] | [NJ] | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] | [OR] XX | [PA] XX |
| [RI] | [SC] | [SD] XX | [TN] | [TX] XX | [UT] XX | [VT] | [VA] XX | [WA] XX | [WV] | [WI] XX | [WY] | [PR] |

Full Name (Last name first, if individual)
**Brookstreet Securities**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2361 Campus Drive, Suite 210, Irvine, California 92715**

Name of Associated Broker or Dealer
**Brookstreet Securities**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] XX | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID]XX |
| [IL]XX | [IN] XX | [IA] XX | [KS] XX | [KY] XX | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] XX | [NV] XX | [NH] XX | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] XX | [SC] XX | [SD] XX | [TN] XX | [TX] XX | [UT] XX | [VT] XX | [VA] XX | [WA] XX | [WV] XX | [WI] XX | [WY] XX | [PR] |

Full Name (Last name first, if individual)
**Finance 500, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**19762 MacArthur Boulevard #200, Irvine, California 92612**

Name of Associated Broker or Dealer
**Finance 500, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID]XX |
| [IL]XX | [IN] XX | [IA] XX | [KS] XX | [KY] XX | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] XX | [NV] XX | [NH] | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] XX | [SC] XX | [SD] | [TN] | [TX] XX | [UT] XX | [VT] | [VA] XX | [WA] XX | [WV] | [WI] XX | [WY] XX | [PR] |

*(Use blank sheet, or copy and use additional copies of this sheet, as necessary)*

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?............. Answer also in Appendix, Column 2, if filing under ULOE. | ☐ | ☒ |
| 2. | What is the minimum investment that will be accepted from any individual?........................................ | $ 450,000 | |
| | | Yes | No |
| 3. | Does the offering permit joint ownership of a single unit?................................................................ | ☒ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
**H. Beck, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**11140 Rockville Pike, Suite 400, Rockville, Maryland 20852**

Name of Associated Broker or Dealer
**H. Beck, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] XX | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID]XX |
| [IL]XX | [IN] XX | [IA] XX | [KS] XX | [KY] XX | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] XX | [NV] XX | [NH] XX | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] XX | [SC] XX | [SD] XX | [TN] XX | [TX] XX | [UT] XX | [VT] XX | [VA] XX | [WA] XX | [WV] XX | [WI] XX | [WY] XX | [PR] |

Full Name (Last name first, if individual)
**Pacific West Securities, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**555 South Renton Village Place, Suite 700, Renton, Washington 98055**

Name of Associated Broker or Dealer
**Pacific West Securities, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] XX | [AZ] XX | [AR] | [CA] XX | [CO] XX | [CT] XX | [DE] | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID]XX |
| [IL]XX | [IN] XX | [IA] XX | [KS] XX | [KY] | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] | [NV] XX | [NH] XX | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] | [SC] | [SD] XX | [TN] XX | [TX] XX | [UT] XX | [VT] | [VA] XX | [WA] XX | [WV] XX | [WI] XX | [WY] XX | [PR] |

Full Name (Last name first, if individual)
**Precision Securities, LLC**

Business or Residence Address (Number and Street, City, State, Zip Code)
**16885 Via del Compo Court, Suite 120, San Diego, California 92127**

Name of Associated Broker or Dealer
**Precision Securities, LLC**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] XX | [CO] | [CT] XX | [DE] | [DC] | [FL] | [GA] XX | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] XX | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] XX |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE. | ☐ | ☒ |
| 2. | What is the minimum investment that will be accepted from any individual? | $ 450,000 | |
| | | Yes | No |
| 3. | Does the offering permit joint ownership of a single unit? | ☒ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
**American Investors Company**

Business or Residence Address (Number and Street, City, State, Zip Code)
**11875 Dublin Boulevard, Suite D-169, Dublin, California 94568**

Name of Associated Broker or Dealer
**American Investors Company**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] | [FL] XX | [GA] XX | [HI] XX | [ID] XX |
| [IL] | [IN] | [IA] | [KS] XX | [KY] XX | [LA] | [ME] | [MD] XX | [MA] | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] | [NV] XX | [NH] | [NJ] XX | [NM] XX | [NY] | [NC] | [ND] | [OH] XX | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] XX | [TX] XX | [UT] XX | [VT] | [VA] XX | [WA] XX | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)
**Questar Capital Corporation**

Business or Residence Address (Number and Street, City, State, Zip Code)
**655 Fairfield Court, Suite 200, Ann Arbor, Michigan 48108**

Name of Associated Broker or Dealer
**Questar Capital Corporation**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] XX | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID]XX |
| [IL]XX | [IN] XX | [IA] XX | [KS] XX | [KY] XX | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] XX | [NV] XX | [NH] XX | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] XX | [SC] XX | [SD] XX | [TN] XX | [TX] XX | [UT] XX | [VT] XX | [VA] XX | [WA] XX | [WV] XX | [WI] XX | [WY] XX | [PR] |

Full Name (Last name first, if individual)
**United Securities Alliance, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**7730 East Belleview Avenue, Suite AG-9, Greenwood Village, Colorado 80111**

Name of Associated Broker or Dealer
**United Securities Alliance, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] XX | [AK] XX | [AZ] XX | [AR] XX | [CA] XX | [CO] XX | [CT] XX | [DE] XX | [DC] XX | [FL] XX | [GA] XX | [HI] XX | [ID]XX |
| [IL]XX | [IN] XX | [IA] XX | [KS] XX | [KY] XX | [LA] XX | [ME] XX | [MD] XX | [MA] XX | [MI] XX | [MN] XX | [MS] XX | [MO] XX |
| [MT] XX | [NE] XX | [NV] XX | [NH] XX | [NJ] XX | [NM] XX | [NY] | [NC] XX | [ND] XX | [OH] XX | [OK] XX | [OR] XX | [PA] XX |
| [RI] XX | [SC] XX | [SD] XX | [TN] XX | [TX] XX | [UT] XX | [VT] XX | [VA] XX | [WA] XX | [WV] XX | [WI] XX | [WY] XX | [PR] |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 8,785,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

| | Payments to Officers, Directors & Affiliates | Payments To Others |
|---|---|---|
| Salaries and fees | ☐ $ | ☐ $ |
| Purchase of real estate | ☐ $ | ☒ $ 7,000,000 |
| Purchase, rental, or leasing and installation of machinery and equipment | ☐ $ | ☐ $ |
| Construction or leasing of plant buildings and facilities | ☐ $ | ☐ $ |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer *pursuant to a merger*) | ☐ $ | ☐ $ |
| Repayment of indebtedness | ☐ $ | ☐ $ |
| Working capital | ☐ $ | ☐ $ |
| Other (specify): acquisition costs, financing fees and costs, closing costs, acquisition fee | ☒ $ 475,000 | ☒ $ 1,310,000 |
| Column Totals | ☒ $ 475,000 | ☒ $ 8,310,000 |
| Total Payments Listed (column totals added) | ☒ $ 8,785,000 | |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U. S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (print or type) | Signature | Date |
|---|---|---|
| **WildOak Apartments Acquisitions, LLC** | [signature] | July 17,2003 |
| Name of Signer (print or type) | Title of Signer (print or type) | |
| **Luke V. McCarthy** | **Co-Manager of WildOak Apartments Acquisitions, LLC** | |

### ATTENTION

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

## E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252 presently subject to any of the disqualification provisions of such rule?........ Yes ☐ No ☒

See Appendix, Column 5, for state responsse.

2. The undersigned issuer hereby undertakes to furnish to any state administrators of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such time as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this information and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized persons.

| Issuer (print or type) | Signature | Date |
|---|---|---|
| **WildOak Apartments Acquisitions, LLC** | [signature] | July 17, 2003 |
| Name of Signer (print or type) | Title of Signer (print or type) | |
| **Luke V. McCarthy** | **Co-Manager of WildOak Apartments Acquisitions, LLC** | |

*Instruction:*
Print the name and title of the signing representative under this signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.